Basis of Presentation - Revision of prior period financial statements (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statements:
Revenue	kr 16,474	kr 14,505	kr 8,417
Operating expenses	(10,927)	(8,238)	(5,464)
Operating profit	5,321	6,267	2,953
Financial income/expense	316	678	965
Net profit before tax	5,637	6,945	3,918
Corporate tax	(1,285)	(1,493)	(961)
Net profit	kr 4,352	kr 5,452	kr 2,957
Basic net profit per share	kr 66.64	kr 83.38	kr 45.22
Diluted net profit per share	kr 66.02	kr 82.59	kr 44.77
Exchange differences on translation of foreign operations	kr (38)	kr 17	kr 27
Total comprehensive income	4,314	5,469	2,984
Balance Sheet:
Total non-current assets	2,150	1,901	1,891
Corporate tax receivable		182	50
Receivables	4,947	5,712	3,259
Other assets		22,324	19,338
Total current assets	33,139	28,218	22,647
Total assets	35,289	30,119	24,538
Other equity items		12,473	12,176
Retained earnings	19,023	14,809	9,931
Total shareholders' equity	31,610	27,282	22,107	kr 19,121
Total liabilities	3,679	2,837	2,431
Total shareholders' equity and liabilities	35,289	30,119	24,538
Cash Flow Statement:
Net profit before tax	5,637	6,945	3,918
Reversal of financial items, net	(316)	(678)	(965)
Adjustment for non-cash transactions	881	801	526
Change in operating assets and liabilities	1,362	(1,840)	(705)
Cash flows from operating activities before financial items	7,564	5,228	2,774
Other items		(1,316)	(546)
Net cash provided by operating activities	kr 7,380	3,912	2,228
Effect of Error Correction
Income Statements:
Revenue		(90)	(65)
Operating profit		(90)	(65)
Net profit before tax		(90)	(65)
Corporate tax		20	14
Net profit		kr (70)	kr (51)
Basic net profit per share		kr (1.07)	kr (0.78)
Diluted net profit per share		kr (1.06)	kr (0.77)
Total comprehensive income		kr (70)	kr (51)
Balance Sheet:
Corporate tax receivable		39	19
Receivables		(198)	(108)
Total current assets		(159)	(89)
Total assets		(159)	(89)
Retained earnings		(159)	(89)
Total shareholders' equity		(159)	(89)
Total shareholders' equity and liabilities		(159)	(89)
Cash Flow Statement:
Net profit before tax		(90)	(65)
Change in operating assets and liabilities		90	65
Previously Reported Balances
Income Statements:
Revenue		14,595	8,482
Operating expenses		(8,238)	(5,464)
Operating profit		6,357	3,018
Financial income/expense		678	965
Net profit before tax		7,035	3,983
Corporate tax		(1,513)	(975)
Net profit		kr 5,522	kr 3,008
Basic net profit per share		kr 84.45	kr 46.00
Diluted net profit per share		kr 83.65	kr 45.54
Exchange differences on translation of foreign operations		kr 17	kr 27
Total comprehensive income		5,539	3,035
Balance Sheet:
Total non-current assets		1,901	1,891
Corporate tax receivable		143	31
Receivables		5,910	3,367
Other assets		22,324	19,338
Total current assets		28,377	22,736
Total assets		30,278	24,627
Other equity items		12,473	12,176
Retained earnings		14,968	10,020
Total shareholders' equity		27,441	22,196
Total liabilities		2,837	2,431
Total shareholders' equity and liabilities		30,278	24,627
Cash Flow Statement:
Net profit before tax		7,035	3,983
Reversal of financial items, net		(678)	(965)
Adjustment for non-cash transactions		801	526
Change in operating assets and liabilities		(1,930)	(770)
Cash flows from operating activities before financial items		5,228	2,774
Other items		(1,316)	(546)
Net cash provided by operating activities		kr 3,912	kr 2,228